ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Undertone [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values

Cash and cash equivalents	$7,378
Accounts receivable	38,493
Prepaid expenses and other assets	4,427
Long term restricted cash	1,182
Property and equipment	1,905
Deferred taxes	815
Accounts payable	(23,152)
Accrued expenses and other liabilities	(11,083)
Deferred revenues	(1,047)
Long term loan, including current maturities	(48,601)
Deferred tax liability	(20,241)
Intangible assets	63,200
Goodwill	106,492

Total purchase price	$119,768

Schedule of components of intangible assets associated with the acquisition
		Estimated useful life

Acquired technology (1)	$19,500	5 years
Customer relationships (2)	30,000	6 years
Backlog (3)	4,200	less than 1 year
Tradename (4)	9,500	4 years

Total amount allocated to intangible assets	$63,200

MMR [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
Cash	$1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(433)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,452

Total purchase price	$10,772

Schedule of components of intangible assets associated with the acquisition
		Estimated useful life

Acquired technology	$1,261	5 years
Customer relationship	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	$3,454